SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM 13F-NT

REPORT FOR QUARTER ENDED:			JUNE 30, 2003


INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:							CARL K. BUFKA

ADDRESS:						C/O BUFKA & RODGERS L.L.C.
							20 NORTH MARTINGALE ROAD
							SUITE 250
							SCHAUMBURG, IL  60173

13-F FILE NO.					28-6300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:							CARL K. BUFKA

SIGNATURE, PLACE, AND DATE OF SIGNING:

/S/  CARL K. BUFKA     	SCHAUMBURG, ILLINOIS       July 17, 2003

REPORT TYPE:

13F NOTICE

LIST ALL OTHER MANAGERS REPORTING FOR THIS MANAGER:

BUFKA & RODGERS L.L.C.